NOTE 4 INCOME TAXES - (Details) (USD $)	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Income Tax Disclosure [Abstract]
Net operating loss carry forward	$ 418,778	$ 413,226
Less: valuation allowance		(418,778)	(413,226)
Net deferred tax asset	$ 0	$ 0